Segment Assets and Liabilities - Summary of Segment Assets and Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Segment assets		$ 55,361	$ 59,321
Segment liabilities		20,191	22,194
Australia [member]
Disclosure of operating segments [line items]
Segment assets		31,602	31,240
Segment liabilities	[1]	7,833	7,552
International [member]
Disclosure of operating segments [line items]
Segment assets		17,923	18,084
Segment liabilities		2,624	2,677
Marketing [member]
Disclosure of operating segments [line items]
Segment assets	[2]	835	182
Segment liabilities	[2]	751	561
Corporate/Other [member]
Disclosure of operating segments [line items]
Segment assets	[2]	5,001	9,815
Segment liabilities	[1],[2]	$ 8,983	$ 11,404

[1]	2022 comparatives have been revised to reflect the appropriate allocation of intercompany liabilities between Australia and Corporate/Other segments post-merger. As a result of this change, $552 million has been reclassified to the Corporate/Other segment.
[2]	In 2023, certain shipping activities are now undertaken by the Marketing segment. As a result of this change, $539 million of lease assets and $677 million of lease liabilities are now reported within the Marketing segment as at 31 December 2023. The impact of this change on revenue and expenses is not material.